UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2005

Date of reporting period:	November 30, 2005

GOLDMAN SACHS GROWTH AND INCOME FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 98.3%
Brokers — 1.9%
82,067	Lehman Brothers Holdings, Inc.	$10,340,442
164,922	Morgan Stanley	9,240,580

		19,581,022

Chemical — 2.4%
321,627	Dow Chemical Co.	14,553,622
256,202	Rohm & Haas Co.	11,221,647

		25,775,269

Computer Software — 4.2%
786,836	Activision, Inc.*	10,472,787
35,760	International Business Machines Corp.	3,179,064
792,263	Microsoft Corp.	21,953,608
702,065	Oracle Corp.*	8,824,957

		44,430,416

Defense/Aerospace — 1.7%
155,635	General Dynamics Corp.	17,789,081

Diversified Energy — 0.5%
150,711	Equitable Resources, Inc.	5,635,084

Drugs — 4.2%
357,716	Abbott Laboratories	13,489,470
211,727	Bristol-Myers Squibb Co.	4,571,186
1,270,850	Pfizer, Inc.	26,942,020

		45,002,676

Electrical Utilities — 7.1%
139,675	Dominion Resources, Inc.	10,608,316
364,598	Entergy Corp.	25,521,860
313,473	Exelon Corp.	16,313,135
135,554	FirstEnergy Corp.	6,365,616
574,094	PPL Corp.	16,878,364

		75,687,291

Energy Resources — 13.0%
331,535	Burlington Resources, Inc.	23,953,404
564,702	Chevron Corp.	32,363,072
557,990	ConocoPhillips	33,763,975
825,084	Exxon Mobil Corp.	47,879,624

		137,960,075

Energy-MLP — 2.5%
142,575	Energy Transfer Partners L.P.	4,814,758
400,288	Enterprise Products Partners L.P.	10,019,209
324,404	Magellan Midstream Partners L.P.	10,429,588
30,101	Williams Partners L.P.	1,013,501

		26,277,056

Environmental & Other Services — 1.1%
387,651	Waste Management, Inc.	11,594,641

Financial Technology — 0.9%
229,929	First Data Corp.	9,949,028

Shares	Description	Value
Common Stocks — (continued)
Food & Beverage — 1.8%
282,988	Kraft Foods, Inc.	$8,189,673
159,824	Unilever NV	10,705,011

		18,894,684

Home Products — 3.1%
691,330	Newell Rubbermaid, Inc.	15,948,983
78,527	The Clorox Co.	4,262,446
221,865	The Procter & Gamble Co.	12,688,459

		32,899,888

Large Banks — 14.7%
1,236,457	Bank of America Corp.	56,741,012
1,069,212	Citigroup, Inc.	51,910,243
943,821	J.P. Morgan Chase & Co.	36,101,153
354,302	U.S. Bancorp	10,728,264

		155,480,672

Media — 2.8%
663,915	The Walt Disney Co.	16,551,401
745,939	Time Warner, Inc.	13,411,983

		29,963,384

Medical Products — 1.0%
267,192	Baxter International, Inc.	10,391,097

Motor Vehicle — 0.7%
175,266	Autoliv, Inc.	7,669,640

Oil Services — 1.3%
110,135	Baker Hughes, Inc.	6,316,242
188,510	BJ Services Co.	6,908,892

		13,225,134

Paper & Packaging — 1.2%
528,974	Packaging Corp. of America	12,266,907

Parts & Equipment — 3.9%
162,358	American Standard Companies, Inc.	6,182,593
530,135	Tyco International Ltd.	15,119,450
372,202	United Technologies Corp.	20,039,356

		41,341,399

Property Insurance — 5.0%
214,196	PartnerRe Ltd.	14,625,303
209,392	RenaissanceRe Holdings Ltd. Series B	9,407,983
233,683	The Allstate Corp.	13,109,616
226,221	Willis Group Holdings Ltd.	8,435,781
107,510	XL Capital Ltd.(a)	7,136,514

		52,715,197

Regional Banks — 3.9%
507,522	KeyCorp	16,829,429
382,210	PNC Financial Services Group, Inc.	24,373,532

		41,202,961

GOLDMAN SACHS GROWTH AND INCOME FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
REITs — 4.5%
242,151	Apartment Investment & Management Co.	$9,378,508
225,201	Developers Diversified Realty Corp.	10,201,605
480,272	iStar Financial, Inc.	17,846,908
249,791	Plum Creek Timber Co., Inc.	9,731,857

		47,158,878

Retail Apparel — 3.0%
65,193	Federated Department Stores, Inc.	4,200,385
532,700	J. C. Penney Co., Inc.	27,950,769

		32,151,154

Specialty Financials — 3.7%
262,272	Alliance Capital Management Holding L.P.	14,306,937
142,060	American Capital Strategies Ltd.	5,449,422
286,812	Countrywide Financial Corp.	9,983,926
80,033	Freddie Mac	4,998,061
106,505	Washington Mutual, Inc.	4,386,941

		39,125,287

Telecom Equipment — 3.1%
1,317,650	AT&T Inc.(a)	32,822,661

Telephone — 0.9%
302,865	Verizon Communications, Inc.	9,685,623

Thrifts — 1.3%
209,074	Golden West Financial Corp.	13,545,904

Tobacco — 1.5%
211,032	Altria Group, Inc.	15,361,019

Transports — 0.5%
74,440	United Parcel Service, Inc. Class B	5,798,876

Trust/Processors — 0.9%
306,148	The Bank of New York Co., Inc.	9,919,195

TOTAL COMMON STOCKS
		$1,041,301,199

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.6%
Joint Repurchase Agreement Account II
$16,600,000	4.04%	12/01/2005	$16,600,000
Maturity Value: $16,601,862

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
$1,057,901,199

Shares	Description	Value
Securities Lending Collateral — 0.7%
7,824,100	Boston Global Invstment Trust — Enhanced Portfolio	$7,824,100

TOTAL INVESTMENTS — 100.6%
		$1,065,725,299

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on November 30, 2005.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

GOLDMAN SACHS GROWTH AND INCOME FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $16,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,550,000,000	4.04%	12/01/2005	$3,550,398,389

Barclays Capital PLC	3,450,000,000	4.04	12/01/2005	3,450,387,166

Deutsche Bank Securities, Inc.	2,800,000,000	4.04	12/01/2005	2,800,314,222

Greenwich Capital Markets	300,000,000	4.04	12/01/2005	300,033,667

J.P. Morgan Securities, Inc.	400,000,000	4.04	12/01/2005	400,044,889

Morgan Stanley & Co.	1,850,000,000	4.04	12/01/2005	1,850,207,611

UBS Securities LLC	1,300,000,000	4.03	12/01/2005	1,300,145,528

Wachovia Capital Markets	500,000,000	4.04	12/01/2005	500,056,111

TOTAL	$14,150,000,000			$14,151,587,583

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00%, due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,560,610.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$967,180,204

Gross unrealized gain	118,212,153
Gross unrealized loss	(19,667,058)

Net unrealized security gain	$98,545,095

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 96.3%
Biotechnology – 2.2%
155,612	Amgen, Inc.*	$12,593,679
259,821	MedImmune, Inc.*	9,330,172

		21,923,851

Brokers – 1.9%
146,886	Lehman Brothers Holdings, Inc.	18,507,636

Chemical – 3.1%
295,227	Dow Chemical Co.	13,359,022
202,124	Praxair, Inc.	10,510,448
143,619	Rohm & Haas Co.	6,290,512

		30,159,982

Computer Hardware – 1.0%
341,981	Hewlett-Packard Co.	10,146,576

Computer Software – 6.6%
887,775	Activision, Inc.*	11,816,285
63,714	International Business Machines Corp.	5,664,175
985,814	Microsoft Corp.	27,316,906
1,558,121	Oracle Corp.*	19,585,581

		64,382,947

Defense/Aerospace – 2.1%
138,618	General Dynamics Corp.	15,844,037
72,367	The Boeing Co.	4,934,706

		20,778,743

Diversified Energy – 1.8%
806,007	The Williams Companies, Inc.	17,329,151

Drugs – 3.2%
320,916	Abbott Laboratories	12,101,742
904,797	Pfizer, Inc.	19,181,697

		31,283,439

Electrical Utilities – 4.6%
336,633	Entergy Corp.	23,564,310
291,806	Exelon Corp.	15,185,584
124,890	FirstEnergy Corp.	5,864,835

		44,614,729

Energy Resources – 12.3%
289,351	Burlington Resources, Inc.	20,905,610
516,451	ConocoPhillips	31,250,450
390,507	EOG Resources, Inc.	28,018,877
526,203	Exxon Mobil Corp.	30,535,560
254,860	Noble Energy, Inc.	9,524,118

		120,234,615

Financial Technology – 1.6%
352,986	First Data Corp.	15,273,704

Food & Beverage – 0.6%
209,032	Kraft Foods, Inc.	6,049,386

Home Products – 2.5%
636,958	Newell Rubbermaid, Inc.	14,694,621

Shares	Description	Value
Common Stocks – (continued)
Home Products – (continued)
171,835	The Procter & Gamble Co.	$9,827,244

		24,521,865

Hotel & Leisure – 1.8%
260,620	Harrah’s Entertainment, Inc.	17,745,616

Large Banks – 13.5%
1,048,090	Bank of America Corp.	48,096,850
1,008,153	Citigroup, Inc.	48,945,828
914,078	J.P. Morgan Chase & Co.	34,963,484

		132,006,162

Life Insurance – 0.7%
184,465	Genworth Financial, Inc.	6,354,819

Media – 5.1%
161,283	Lamar Advertising Co.*	7,475,467
678,412	The Walt Disney Co.	16,912,811
1,443,235	Time Warner, Inc.	25,949,366

		50,337,644

Medical Products – 1.8%
185,361	Baxter International, Inc.	7,208,689
380,964	Boston Scientific Corp.*	10,087,927

		17,296,616

Motor Vehicle – 1.1%
240,184	Autoliv, Inc.	10,510,452

Oil Services – 3.8%
327,484	Baker Hughes, Inc.	18,781,208
510,096	BJ Services Co.	18,695,018

		37,476,226

Paper & Packaging – 0.9%
377,168	Packaging Corp. of America	8,746,526

Parts & Equipment – 4.0%
315,661	American Standard Companies, Inc.	12,020,371
409,464	Tyco International Ltd.(a)	11,677,913
276,901	United Technologies Corp.	14,908,350

		38,606,634

Property Insurance – 4.4%
110,218	American International Group, Inc.	7,400,037
78,700	Everest Re Group Ltd.	8,272,944
115,401	PartnerRe Ltd.	7,879,580
191,367	RenaissanceRe Holdings Ltd. Series B	8,598,119
122,240	Willis Group Holdings Ltd.	4,558,330
99,311	XL Capital Ltd.(a)	6,592,264

		43,301,274

Regional Banks – 1.8%
276,040	PNC Financial Services Group, Inc.	17,603,071

GOLDMAN SACHS LARGE CAP VALUE FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
REITs – 1.3%
209,151	Apartment Investment & Management Co.	$8,100,418
120,212	iStar Financial, Inc.	4,467,078

		12,567,496

Retail Apparel – 2.6%
490,828	J. C. Penney Co., Inc.	25,753,745

Specialty Financials – 1.5%
283,784	Countrywide Financial Corp.	9,878,521
74,587	Freddie Mac	4,657,958

		14,536,479

Telecom Equipment – 2.6%
1,021,407	AT&T Inc.	25,443,248

Thrifts – 2.2%
338,412	Golden West Financial Corp.	21,925,713

Tobacco – 1.4%
191,182	Altria Group, Inc.	13,916,138

Transports – 0.7%
408,128	Southwest Airlines Co.	6,734,112

Trust/Processors – 1.6%
494,661	The Bank of New York Co., Inc.	16,027,016

TOTAL COMMON STOCKS
		$942,095,611

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 5.5%
Joint Repurchase Agreement Account II
$53,800,000	4.04%	12/01/2005	$53,800,000
Maturity Value: $53,806,036

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$995,895,611

Shares	Description	Value
Securities Lending Collateral – 0.9%
8,545,000	Boston Global Investment Trust — Enhanced Portfolio	$8,545,000

TOTAL INVESTMENTS — 102.7%
		$1,004,440,611

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

(b)	Joint repurchase agreement was entered into on November 30, 2005.

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $53,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,550,000,000	4.04%	12/01/2005	$3,550,398,389

Barclays Capital PLC	3,450,000,000	4.04	12/01/2005	3,450,387,166

Deutsche Bank Securities, Inc.	2,800,000,000	4.04	12/01/2005	2,800,314,222

Greenwich Capital Markets	300,000,000	4.04	12/01/2005	300,033,667

J.P. Morgan Securities, Inc.	400,000,000	4.04	12/01/2005	400,044,889

Morgan Stanley & Co.	1,850,000,000	4.04	12/01/2005	1,850,207,611

UBS Securities LLC	1,300,000,000	4.03	12/01/2005	1,300,145,528

Wachovia Capital Markets	500,000,000	4.04	12/01/2005	500,056,111

TOTAL	$14,150,000,000			$14,151,587,583

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00%, due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,560,610.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$929,196,619

Gross unrealized gain	96,666,603
Gross unrealized loss	(21,422,611)

Net unrealized security gain	$75,243,992

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Biotechnology – 1.5%
2,064,358	MedImmune, Inc.*	$74,131,096

Brokers – 1.8%
805,545	The Bear Stearns Companies, Inc.	89,407,440

Chemical – 2.3%
1,219,940	Agrium, Inc.(a)	24,898,975
501,431	Carlisle Cos., Inc.	34,398,167
1,435,600	Chemtura Corp.	17,298,980
910,119	Rohm & Haas Co.	39,863,212

		116,459,334

Computer Hardware – 4.4%
957,353	Amphenol Corp.	39,988,635
441,906	Avocent Corp.*	12,965,522
857,453	CDW Corp.	50,289,619
1,624,714	Ingram Micro, Inc.*	30,512,129
1,370,142	Xerox Corp.*	19,456,016
1,484,923	Zebra Technologies Corp.*	67,014,575

		220,226,496

Computer Software – 1.2%
4,516,032	Activision, Inc.*	60,108,386

Construction – 1.6%
1,369,061	Lennar Corp.	78,967,438

Consumer Durables – 2.4%
889,728	Mohawk Industries, Inc.*	78,278,269
873,796	The Stanley Works(a)	41,942,208

		120,220,477

Defense/Aerospace – 2.5%
827,180	Alliant Techsystems, Inc.*	62,766,418
1,356,573	Rockwell Collins, Inc.	61,995,386

		124,761,804

Diversified Energy – 2.7%
322,358	Energen Corp.	11,830,539
3,980,849	The Williams Companies, Inc.	85,588,253
744,916	Western Gas Resources, Inc.	35,517,595

		132,936,387

Drugs – 1.4%
1,542,839	Charles River Laboratories International, Inc.*	70,291,745

Electrical Utilities – 10.6%
699,277	CMS Energy Corp.*	9,775,892
121,485	Constellation Energy Group	6,437,490
1,927,572	Edison International	86,972,049
1,325,094	Entergy Corp.	92,756,580
631,376	FirstEnergy Corp.	29,649,417
472,712	Northeast Utilities	8,782,989
2,787,496	PG&E Corp.	102,524,103
684,343	PNM Resources, Inc.	17,772,388
4,185,058	PPL Corp.	123,035,295

Shares	Description	Value
Common Stocks – (continued)
Electrical Utilities – (continued)
195,997	Public Service Enterprise Group, Inc.	$12,292,932
1,033,095	Wisconsin Energy Corp.	39,205,955

		529,205,090

Energy Resources – 6.2%
2,015,258	EOG Resources, Inc.	144,594,762
1,979,233	Noble Energy, Inc.	73,963,937
2,373,177	Range Resources Corp.	88,377,111

		306,935,810

Environmental & Other Services – 1.2%
1,664,105	Republic Services, Inc.	59,658,164

Food & Beverage – 2.6%
2,216,653	Archer-Daniels-Midland Co.	52,246,511
853,115	Pepsi Bottling Group, Inc.	25,166,892
1,813,724	Smithfield Foods, Inc.*	53,015,153

		130,428,556

Gas Utilities – 1.7%
2,436,606	AGL Resources, Inc.	86,182,754

Health Insurance – 1.5%
424,995	Coventry Health Care, Inc.*	25,316,952
991,989	Health Net, Inc.*	50,621,199

		75,938,151

Home Products – 2.4%
2,667,598	Newell Rubbermaid, Inc.(a)	61,541,486
1,048,661	The Clorox Co.	56,921,319

		118,462,805

Hotel & Leisure – 2.1%
1,531,053	Harrah’s Entertainment, Inc.	104,249,399

Information Services – 1.4%
7,438,505	BearingPoint, Inc.*(a)	54,152,316
347,004	Computer Sciences Corp.*	17,430,011

		71,582,327

Life Insurance – 1.8%
603,520	Assurant, Inc.	26,627,303
1,184,353	Torchmark Corp.	64,097,184

		90,724,487

Media – 1.4%
1,482,539	Lamar Advertising Co.*	68,715,683

Medical Providers – 0.8%
1,501,757	Apria Healthcare Group, Inc.*	36,732,976

Mining – 1.0%
852,366	Allegheny Technologies, Inc.	28,111,031
298,100	Carpenter Technology Corp.	19,540,455

		47,651,486

GOLDMAN SACHS MID CAP VALUE FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Motor Vehicle – 0.5%
602,373	Autoliv, Inc.	$26,359,842

Oil Services – 2.0%
2,683,644	BJ Services Co.	98,355,553

Paper & Packaging – 0.7%
1,549,708	Packaging Corp. of America	35,937,729

Parts & Equipment – 3.1%
2,308,079	American Standard Companies, Inc.	87,891,648
934,613	Cooper Industries Ltd.	67,983,750

		155,875,398

Property Insurance – 7.3%
1,555,262	AMBAC Financial Group, Inc.	119,273,043
728,479	Everest Re Group Ltd.	76,577,712
708,197	PartnerRe Ltd.	48,355,691
971,234	RenaissanceRe Holdings Ltd. Series B	43,637,544
974,721	The PMI Group, Inc.	39,573,673
1,004,980	Willis Group Holdings Ltd.(a)	37,475,704

		364,893,367

Publishing – 1.2%
1,787,674	Dow Jones & Co., Inc.(a)	60,977,560

Regional Banks – 6.4%
469,038	Commerce Bancshares, Inc.	24,272,724
1,758,599	FirstMerit Corp.(a)	46,884,249
1,973,388	KeyCorp	65,437,546
743,997	M&T Bank Corp.	80,515,356
1,361,020	Zions Bancorp.	102,933,943

		320,043,818

REITs – 7.1%
1,626,749	Apartment Investment & Management Co.	63,003,989
1,285,329	Developers Diversified Realty Corp.	58,225,404
664,688	Equity Residential Properites Trust	27,092,683
316,392	Healthcare Realty Trust, Inc.	11,080,048
1,908,522	iStar Financial, Inc.	70,920,677
587,322	Liberty Property Trust	24,937,692
1,856,998	Plum Creek Timber Co., Inc.	72,348,642
592,486	Prentiss Properties Trust	24,291,926

		351,901,061

Retail Apparel – 4.7%
779,664	Federated Department Stores, Inc.	50,233,752
2,500,316	J. C. Penney Co., Inc.	131,191,580
1,855,994	Ross Stores, Inc.	51,039,835

		232,465,167

Shares	Description	Value
Common Stocks – (continued)
Semiconductors – 1.0%
812,971	Freescale Semiconductor, Inc.*(a)	$20,934,003
1,084,401	Tessera Technologies, Inc.*	29,821,028

		50,755,031

Specialty Financials – 2.2%
612,761	American Capital Strategies Ltd.(a)	23,505,512
1,543,274	CIT Group, Inc.	76,392,063
340,830	Eaton Vance Corp.	9,366,008

		109,263,583

Telecom Equipment – 0.6%
1,521,940	ADC Telecommunications, Inc.*	31,093,234

Tobacco – 1.0%
542,786	Reynolds American, Inc.(a)	48,318,810

Transports – 2.0%
1,232,581	Norfolk Southern Corp.	54,529,384
1,009,260	Teekay Shipping Corp.(a)	42,782,531

		97,311,915

Trust/Processors – 1.1%
1,038,765	Northern Trust Corp.	54,732,528

TOTAL COMMON STOCKS
		$4,852,262,887

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 3.5%
Joint Repurchase Agreement Account II
$172,700,000	4.04%	12/01/2005	$172,700,000
Maturity Value: $172,719,376

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$5,024,962,887

Shares	Description	Value
Securities Lending Collateral – 2.4%
121,732,075	Boston Global Investment Trust — Enhanced Portfolio	$121,732,075

TOTAL INVESTMENTS — 103.3%
		$5,146,694,962

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on November 30, 2005.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS MID CAP VALUE FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $172,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,550,000,000	4.04%	12/01/2005	$3,550,398,389

Barclays Capital PLC	3,450,000,000	4.04	12/01/2005	3,450,387,166

Deutsche Bank Securities, Inc.	2,800,000,000	4.04	12/01/2005	2,800,314,222

Greenwich Capital Markets	300,000,000	4.04	12/01/2005	300,033,667

J.P. Morgan Securities, Inc.	400,000,000	4.04	12/01/2005	400,044,889

Morgan Stanley & Co.	1,850,000,000	4.04	12/01/2005	1,850,207,611

UBS Securities LLC	1,300,000,000	4.03	12/01/2005	1,300,145,528

Wachovia Capital Markets	500,000,000	4.04	12/01/2005	500,056,111

TOTAL	$14,150,000,000			$14,151,587,583

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00%, due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,560,610.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$4,632,700,006

Gross unrealized gain	565,905,107
Gross unrealized loss	(51,910,151)

Net unrealized security gain	$513,994,956

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Biotechnology — 0.4%
826,488	Medarex, Inc.*(a)	$8,645,064

Chemical — 2.6%
383,805	Agrium, Inc.	7,833,460
445,205	Albemarle Corp.	16,383,544
39,646	American Vanguard Corp.(a)	913,840
33,215	Cabot Microelectronics Corp.*(a)	1,027,340
255,938	Minerals Technologies, Inc.	14,491,210
201,450	NuCo2, Inc.*(a)	5,664,774
292,645	Penford Corp.	3,892,179
101,893	UAP Holding Corp.	1,933,929

		52,140,276

Computer Hardware — 3.7%
14,871	Diodes, Inc.*	600,342
580,627	Ditech Communications Corp.*	5,092,099
955,851	Hutchinson Technology, Inc.*(a)	27,327,780
1,174,907	Insight Enterprises, Inc.*	24,473,313
585,226	Mobility Electronics, Inc.*(a)	6,577,940
132,002	ScanSource, Inc.*	7,826,399

		71,897,873

Computer Software — 1.6%
4,028,143	Atari, Inc.*	5,075,460
547,697	Epicor Software Corp.*	7,563,696
566,945	Take-Two Interactive Software, Inc.*(a)	10,346,746
169,999	The Ultimate Software Group, Inc.*	2,925,683
850,917	Viisage Technology, Inc.*(a)	5,394,814

		31,306,399

Construction — 3.8%
128,031	Beazer Homes USA, Inc.(a)	8,958,329
113,853	Builders FirstSource, Inc.*	2,265,675
187,851	Champion Enterprises, Inc.*	2,718,204
852,481	Comfort Systems USA, Inc.	8,004,797
229,531	ElkCorp	7,845,369
658,435	Hughes Supply, Inc.	25,507,772
377,174	Infrasource Services, Inc.*	4,424,251
204,966	Lennox International, Inc.	5,987,057
98,914	Texas Industries, Inc.	4,933,830
38,280	Trex Co., Inc.*(a)	875,464
90,643	WCI Communities, Inc.*	2,327,712

		73,848,460

Consumer Durables — 1.3%
1,078,571	Select Comfort Corp.*(a)	25,853,347

Defense/Aerospace — 0.8%
360,258	Ducommun, Inc.*	7,381,686
286,409	EDO Corp.	7,627,072

		15,008,758

Drugs — 0.9%
51,599	Biosite, Inc.*(a)	3,043,309

Shares	Description	Value
Common Stocks — (continued)
Drugs — (continued)
351,958	PAREXEL International Corp.*	$7,239,776
362,197	Salix Pharmaceuticals Ltd.*	7,015,756

		17,298,841

Electrical Utilities — 2.9%
214,746	Avista Corp.	3,790,267
100,101	Central Vermont Public Service Corp.	2,042,060
812	CH Energy Group, Inc.	37,920
347,407	Cleco Corp.	7,670,747
1,066,223	El Paso Electric Co.*	23,062,404
53,794	MGE Energy, Inc.	1,889,245
340,738	Sierra Pacific Resources*	4,593,148
113,469	Unisource Energy Corp.	3,671,857
483,096	Westar Energy, Inc.	10,927,632

		57,685,280

Energy Resources — 3.3%
483,412	Parallel Petroleum Corp.*	7,932,791
79,171	Petroleum Development Corp.*	2,672,021
768,277	Range Resources Corp.	28,610,635
632,946	Whiting Petroleum Corp.*(a)	26,235,612

		65,451,059

Environmental & Other Services — 1.8%
188,939	ITT Educational Services, Inc.*	11,595,186
69,118	Providence Service Corp.*	2,019,628
166,854	School Specialty, Inc.*	6,146,901
138,040	TRC Companies, Inc.*	1,597,123
416,258	Waste Connections, Inc.*	14,502,429

		35,861,267

Food & Beverage — 0.4%
253,985	Corn Products International, Inc.	5,651,166
154,550	Sensient Technologies Corp.(a)	2,808,174

		8,459,340

Gas Utilities — 1.4%
437,986	Northwest Natural Gas Co.	15,049,199
222,474	South Jersey Industries, Inc.	6,396,128
259,458	Southwest Gas Corp.	6,922,339

		28,367,666

Home Products — 3.0%
119,838	Chattem, Inc.*	3,807,253
937,286	Elizabeth Arden, Inc.*	17,845,925
555,784	Helen of Troy Ltd.*(a)	10,015,228
805,790	Oneida Ltd.*(a)	789,674
1,254,297	Playtex Products, Inc.*	17,560,158
736,632	Prestige Brands Holdings, Inc.*	8,854,317

		58,872,555

Hotel & Leisure — 1.6%
446,183	Aztar Corp.*	13,969,990

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotel & Leisure — (continued)
167,903	Isle of Capri Casinos, Inc.*(a)	$4,553,529
923,867	K2, Inc.*	9,386,489
215,849	Leapfrog Enterprises, Inc.*(a)	2,814,671

		30,724,679

Information Services — 2.3%
654,403	BearingPoint, Inc.*	4,764,054
237,834	Kanbay International, Inc.*	3,938,531
2,685,559	Lionbridge Technologies, Inc.*	17,456,133
475,461	MTC Technologies, Inc.*	15,580,857
135,128	Resources Connection, Inc.*	3,924,117

		45,663,692

Internet — 0.3%
1,038,954	Autobytel, Inc.*	5,423,340

Large Banks — 0.6%
610,891	The Bancorp, Inc.*	11,179,305

Life Insurance — 0.6%
121,251	StanCorp Financial Group, Inc.	12,493,703

Media — 0.4%
318,216	ADVO, Inc.	8,684,115

Medical Products — 2.1%
431,193	Cardiac Science Corp.*	4,044,590
1,349,836	Encore Medical Corp.*(a)	7,127,134
443,986	NDCHealth Corp.*	8,364,696
751,313	PSS World Medical, Inc.*	12,374,125
411,189	Symmetry Medical, Inc.*	7,553,542
411,957	ThermoGenesis Corp.*	1,759,057

		41,223,144

Medical Providers — 0.4%
172,658	Cogdell Spencer, Inc.*	2,892,022
1,502,824	Radiologix, Inc.*(b)	4,658,754
1	United Surgical Partners International, Inc.*	17

		7,550,793

Mining — 2.9%
476,592	Commercial Metals Co.	16,728,379
936,942	Earle M. Jorgensen Co.*	8,994,643
53,644	Matthews International Corp.	2,107,673
537,904	Mueller Industries, Inc.	14,561,061
418,526	Oregon Steel Mills, Inc.*	11,446,686
83,567	Schnitzer Steel Industries, Inc.	2,882,226

		56,720,668

Motor Vehicle — 1.8%
577,553	Commercial Vehicle Group, Inc.*	11,429,774
390,310	LoJack Corp.*	10,998,936

Shares	Description	Value
Common Stocks — (continued)
Motor Vehicle — (continued)
743,245	Tenneco Automotive, Inc.*	$12,910,165

		35,338,875

Oil Services — 1.2%
101,653	Hydril Co.*	6,515,957
424,754	Oil States International, Inc.*	14,467,121
83,609	Superior Well Services, Inc.*	1,760,806

		22,743,884

Paper & Packaging — 1.6%
1,896,048	Caraustar Industries, Inc.*(b)	18,695,033
216,752	Universal Forest Products, Inc.	12,454,570

		31,149,603

Parts & Equipment — 6.7%
226,172	Actuant Corp.	11,998,424
115,026	Applied Industrial Technologies, Inc.	3,675,081
281,791	Baldor Electric Co.	7,239,211
329,211	CyberOptics Corp.*	4,151,351
194,852	Franklin Electric Co., Inc.	8,281,210
3,205,899	GrafTech International Ltd.*	20,966,579
834,811	Lydall, Inc.*(b)	6,979,020
380,472	Modtech Holdings, Inc.*(a)	3,264,450
69,736	MTS Systems Corp.	2,459,589
75,623	Tennant Co.	3,548,231
191,640	Terex Corp.*	11,808,857
232,079	W-H Energy Services, Inc.*	7,735,193
1,978,880	Wabash National Corp.(a)(b)	39,280,768

		131,387,964

Property Insurance — 3.9%
222,450	Aspen Insurance Holdings Ltd.	5,567,923
193,931	Donegal Group, Inc.	4,698,948
280,279	National Atlantic Holdings Corp.*	2,903,690
182,705	Navigators Group, Inc.*	7,383,109
147,633	NYMAGIC, Inc.	3,797,121
324,511	ProAssurance Corp.*(a)	16,154,158
626,239	ProCentury Corp.*	6,644,396
376,453	PXRE Group Ltd.(a)	4,792,247
447,857	Republic Companies Group, Inc.	6,493,926
344,069	RLI Corp.	17,960,402

		76,395,920

Publishing — 0.6%
489,133	Journal Register Co.	7,645,149
216,523	LECG Corp.*	3,537,986

		11,183,135

Regional Banks — 11.3%
242,859	Alabama National BanCorporation	16,101,552
157,177	Alliance Bankshares Corp.*	2,574,559

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Regional Banks — (continued)
228,430	Berkshire Hills Bancorp, Inc.	$7,444,534
624,592	Brookline Bancorp, Inc.	8,781,764
633,991	Cardinal Financial Corp.	6,942,201
333,170	Central Pacific Financial Corp.	12,194,022
724,871	Citizens Banking Corp.	21,448,933
1,459,619	First Niagara Financial Group, Inc.	21,149,879
123,888	First Oak Brook Bancshares, Inc.	3,426,742
289,523	IBERIABANK Corp.	15,897,680
58,590	Interchange Financial Services Corp.	1,054,034
177,028	Investors Financial Services Corp.(a)	6,682,807
433,828	Main Street Banks, Inc.(a)	12,047,404
356,948	Midwest Banc Holdings, Inc.	8,063,455
413,833	Millennium Bankshares Corp.*	3,426,537
183,769	Nexity Financial Corp.*	2,563,578
831,960	PFF Bancorp, Inc.	25,416,378
248,033	Placer Sierra Bancshares	7,068,940
141,402	Prosperity Bancshares, Inc.	4,326,901
414,445	Signature Bank*	11,931,872
170,746	Southcoast Financial Corp.*	4,149,138
176,501	Sterling Bancorp.	3,522,956
80,819	Sun Bancorp, Inc.*	1,602,641
167,468	Texas United Bancshares, Inc.	3,181,892
380,638	United Community Banks, Inc.	10,867,215

		221,867,614

REITs — 9.7%
341,200	Acadia Realty Trust	6,987,776
271,831	Agree Realty Corp.	7,684,662
87,915	American Campus Communities, Inc.	2,212,821
413,819	BioMed Reality Trust, Inc.	10,622,734
551,578	Brandywine Realty Trust	15,984,730
193,183	Capital Automotive REIT(a)	7,462,659
680,425	Commercial Net Lease Realty	13,785,411
92,445	Corporate Office Properties Trust	3,335,416
379,417	Correctional Properties Trust	10,912,033
156,518	Digital Realty Trust, Inc.	3,518,525
176,410	Entertainment Properties Trust	7,546,820
226,592	Hersha Hospitality Trust	2,089,178
309,339	LaSalle Hotel Properties	10,412,351
550,127	Lexington Corporate Properties Trust	11,712,204
1,248,281	MFA Mortgage Investments, Inc.	7,614,514
802,542	Omega Healthcare Investors, Inc.	9,646,555
333,648	Parkway Properties, Inc.	13,946,486

Shares	Description	Value
Common Stocks — (continued)
REITs — (continued)
118,511	Post Properties, Inc.	$4,794,955
240,980	Prentiss Properties Trust	9,880,180
557,104	RAIT Investment Trust	14,640,693
303,776	Spirit Finance Corp.	3,493,424
177,032	Town & Country Trust(a)	5,133,928
317,588	U-Store-It Trust	6,739,217

		190,157,272

Restaurants — 1.4%
491,797	Buca, Inc.*	2,827,833
178,178	California Pizza Kitchen, Inc.*	5,840,675
452,238	CEC Entertainment, Inc.*	16,190,120
225,891	Fox & Hound Restaurant Group*	2,981,761

		27,840,389

Retail Apparel — 4.0%
845,680	Aaron Rents, Inc.	17,564,774
617,816	Big Lots, Inc.*	7,592,959
276,864	Charming Shoppes, Inc.*	3,253,152
206,483	Dress Barn, Inc.*	6,892,403
483,616	Fossil, Inc.*	9,643,303
331,349	Gymboree Corp.*	7,475,233
253,558	K-Swiss, Inc.	7,918,616
233,138	Kellwood Co.	5,390,151
73,318	Sharper Image Corp.*(a)	744,178
299,267	Tuesday Morning Corp.	8,166,996
173,037	Zale Corp.*	4,827,732

		79,469,497

Semiconductors — 3.0%
1,089,470	Aeroflex, Inc.*	11,951,486
439,281	Entegris, Inc.*	4,436,738
83,927	Fairchild Semiconductor International, Inc.*	1,455,294
115,351	FormFactor, Inc.*	3,236,749
1,788,194	Integrated Device Technology, Inc.*	21,422,564
587,070	Tessera Technologies, Inc.*	16,144,425

		58,647,256

Specialty Financials — 5.2%
709,697	Accredited Home Lenders Holding Co.*(a)	30,744,074
245,058	Affiliated Managers Group, Inc.*(a)	19,320,373
653,548	CapitalSource, Inc.*(a)	15,619,797
363,482	Financial Federal Corp.(a)	14,691,942
149,108	iShares Russell 2000 Value Index Fund(a)	9,982,781
1,138,275	Knight Capital Group, Inc.*	11,519,343

		101,878,310

Telecom Equipment — 1.1%
583,388	Anixter International, Inc.*	21,375,336

Telephone — 1.6%
256,672	Alaska Communications Systems Group, Inc.(a)	2,569,287
182,606	RCN Corp.*(a)	3,982,637

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Telephone — (continued)
648,801	West Corp.*	$25,737,935

		32,289,859

Thrifts — 2.1%
505,705	BankUnited Financial Corp.	12,890,420
505,264	Fidelity Bankshares, Inc.	15,759,184
298,659	Irwin Financial Corp.	6,755,667
739,557	NetBank, Inc.	5,465,326

		40,870,597

Transports — 1.7%
984,181	AirTran Holdings, Inc.*	14,782,399
54,321	Forward Air Corp.	2,088,643
298,120	Frontier Airlines, Inc.*(a)	2,432,659
242,746	Heartland Express, Inc.	5,172,917
110,602	OMI Corp.(a)	2,145,679
370,992	SCS Transportation, Inc.*	7,312,252

		33,934,549

Trust/Processors — 0.7%
722,590	Apollo Investment Corp.	13,707,532

Wireless — 1.0%
353,578	Andrew Corp.*	3,864,608
918,708	Dobson Communications Corp.*(a)	6,770,878
106,188	Leap Wireless International, Inc.*	4,041,515
98,317	Powerwave Technologies, Inc.*	1,234,861
315,865	UbiquiTel, Inc.*	3,089,160

		19,001,022

TOTAL COMMON STOCKS
		$1,919,598,238

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.4%
Joint Repurchase Agreement Account II
$47,800,000	4.04%	12/01/2005	$47,800,000
Maturity Value: $47,805,363

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$1,967,398,238

Shares	Description	Value

Securities Lending Collateral — 10.4%
203,350,125	Boston Global Investment Trust — Enhanced Portfolio	$203,350,125

TOTAL INVESTMENTS — 110.5%
		$2,170,748,363

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Joint repurchase agreement was entered into on November 30, 2005.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $47,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,550,000,000	4.04%	12/01/2005	$3,550,398,389

Barclays Capital PLC	3,450,000,000	4.04	12/01/2005	3,450,387,166

Deutsche Bank Securities, Inc.	2,800,000,000	4.04	12/01/2005	2,800,314,222

Greenwich Capital Markets	300,000,000	4.04	12/01/2005	300,033,667

J.P. Morgan Securities, Inc.	400,000,000	4.04	12/01/2005	400,044,889

Morgan Stanley & Co.	1,850,000,000	4.04	12/01/2005	1,850,207,611

UBS Securities LLC	1,300,000,000	4.03	12/01/2005	1,300,145,528

Wachovia Capital Markets	500,000,000	4.04	12/01/2005	500,056,111

TOTAL	$14,150,000,000			$14,151,587,583

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00%, due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,560,610.

An investment by the Trust of at least 5% of the voting securities of an issuer makes that issuer an affiliated person (as defined in the 1940 Act) of the Trust and an affiliate (as defined in Rule 6-02(a) of Regulation S-X) of the Trust. The following table provides information about the investments by the Small Cap Value Fund in shares of issuers of which the Trust is an affiliate for the period ended November 30, 2005, including income earned from these affiliated issuers.

	Number of
	Shares			Number of
	Held			Shares	Value at
	Beginning	Gross	Gross	Held End	End of
	of Period	Additions	Reductions	of Period	Period
Name of Affliated Issuer	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	Income

Caraustar Industries, Inc.	1,916	—	20	1,896	$18,695	$—
Lydall, Inc.	835	—	—	835	6,979	—
Radiologix, Inc.	1,503	—	—	1,503	4,659	—
Wabash National Corp.	1,842	137	—	1,979	39,281	83

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,847,164,403

Gross unrealized gain	385,782,048
Gross unrealized loss	(62,198,088)

Net unrealized security gain	$323,583,960

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 30, 2006

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date January 30, 2006

* Print the name and title of each signing officer under his or her signature.